Note 3 - Liquidity and Management Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]
4.
     Liquidity and Management Plans

We will need to obtain additional funds to continue our operations and execute our current business plans. We may
seek to raise additional funds through various sources, such as equity and debt financings, or through strategic collaborations and license agreements. We can give no
assurances that we will be able to secure additional sources of funds to support our operations, or if such funds are available to us, that such additional financing will be sufficient to meet our needs or on terms acceptable to us. This risk would increase if our clinical data is inconclusive or not
positive or economic conditions worsen in the market as a whole or in the pharmaceutical or biotechnology markets individually.

On
July 3, 2017,
we received a research and development tax incentive payment from the government of Australia related to the research activities of our Australian subsidiary during
2016.
The incentive payment received was approximately
$460,000.
See Note
10
entitled “Subsequent Events.”

During
February
and
March 2017,
we issued convertible promissory notes raising gross proceeds of approximately
$3.1
million which are convertible into our common stock or other securities upon the completion of a qualified financing of at least
$2.0
million on or before the maturity of the notes. In addition we negotiated the conversion of approximately
$3.1
million of previously outstanding debt and accrued interest into
4,183,333
shares of our common stock. See Note
7
entitled “Indebtedness.”

If we are unable to obtain additional financing when needed, we will need to reduce our operations by taking actions that may
include, among other things, reducing use of outside professional service providers, reducing staff or further reducing staff compensation, significantly modifying or delaying the development of our SBP-
101
product candidate, licensing rights to
third
parties, including the right to commercialize our SBP-
101
product candidate for pancreatic cancer, acute pancreatitis or other applications that we would otherwise seek to pursue, or discontinuing operations entirely.

Our future success is dependent upon our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our SBP-
101
product candidate in the United States or other markets and ultimately our ability to market and sell our SBP-
101
product candidate. If we are unable to obtain additional financing when needed, if our clinical trials are not
successful or if we are unable to obtain marketing approval, we would not
be able to continue as a going concern and would be forced to cease operations and liquidate our company.

There can be
no
assurances that we will be able to obtain additional financing on commercially reasonable terms, or at all. The sale of additional convertible debt or equity securities would likely result in dilution to our current stockholders

3.
     Liquidity and Management Plans

We will need to seek additional sources of funds to support our current business plans. We may
seek to raise additional funds through various sources, such as equity and debt financings, or through strategic collaborations and license agreements. We can give no
assurances that we will be able to secure additional sources of funds to support our operations, or if such funds are available to us, that such additional financing will be sufficient to meet our needs or on terms acceptable to us. This risk would increase if our clinical data is not
positive or economic and market conditions deteriorate.

On
March 1, 2016
we instituted substantial salary deferrals for our
four
full-time senior officers in order to conserve cash. If we are unable to obtain additional financing when needed, we would need to scale back our operations taking actions that may
include, among other things, reducing use of outside professional service providers, reducing staff or staff compensation, significantly modify or delay the development of our SBP-
101
product candidate
, license to
third
parties the rights to commercialize our SBP-
101
product candidate
for pancreatic cancer, pancreatitis or other applications that we would otherwise seek to pursue, or cease operations.

Subsequent to the end of
2016,
On each of
February
17,
March 3,
March 10
and
March 17, 2017,
we entered into Note Purchase Agreements (the “Note Agreements”) with a number of accredited purchasers in private transactions. Pursuant to these Note Agreements we sold convertible promissory notes payable (the
“2017
Notes”) raising gross proceeds of
$3.1
million. See Note
11
entitled “Subsequent Events”.

In
March 2017,
we offered to all holders of outstanding
2013
Convertible Notes and to all holders of the demand notes payable (collectively the “Notes”) who were accredited investors an opportunity to convert all outstanding principal and accrued interest through
March 31, 2017
into shares of our common stock at a rate of
$0.75
per share. The offered conversion rate represents a
$0.375,
or
33.3%,
discount from the rate stated in the terms of the
2013
Convertible Notes, which at the time was
$1.125
per share. The eligible holders had until
March 27, 2017
to accept the offer and holders of
$3,000,000
aggregate principle amount of the Notes accepted the offer. Accordingly, on
March 31, 2017
our Company will issue
4,183,333
shares of common stock in exchange for the surrender of the Notes representing
$3,000,000
of principal amount and
$137,500
of accrued but previously unpaid interest. See Note
11
entitled “Subsequent Events”.

Our future success is dependent upon our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our SBP-
101
product candidate
in the United States or other markets and ultimately our ability to market and sell our SBP-
101
product candidate
. If we are unable to obtain additional financing when needed, if our clinical trials are not
successful, if we are unable to obtain marketing approval, we would not
be able to continue as a going concern and would be forced to cease operations and liquidate our company.

There can be
no
assurances that we will be able to obtain additional financing on commercially reasonable terms, or at all. The sale of additional convertible debt or equity securities would likely result in dilution to our current stockholders.